Long-Term Debt (tables)	12 Months Ended
Mar. 31, 2015
Long-term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
4. Long-Term Debt

	2015	2014
	(In thousands)
Revolving credit facility,
1.92% and 1.65%, due through 2017	$233,000	$175,000
Secured Industrial Revenue Development Bonds,
2.97%, and 3.23%, due through 2029	22,630	22,630
Secured promissory note,
6.98%, due through 2022	13,769	15,313
Secured promissory note,
6.35%, due through 2020	3,122	3,731
Economic development note,
2.00%, due through 2021	1,398	1,500
Other	245	342
	274,164	218,516
Less current portion	2,530	2,277
	$271,634	$216,239

Long Term Debt Repayement [table text block]
Years ending March 31:
2016	$2,530
2017	235,667
2018	7,904
2019	3,034
2020	2,531
Thereafter	22,498
Total	$274,164